Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	54,734	50,806	52,410
Weighted average remaining term (years)	3 years 1 month 20 days
Weighted average exercise price (in CAD per share)	$ 39.83	$ 33.90	$ 26.80
Stock options exercisable (in shares) | shares	11,942	10,033
Weighted average exercise price (in CAD per share)	$ 36.58	$ 26.67
$10.38 – $14.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	2,935
Weighted average remaining term (years)	2 months 12 days
Weighted average exercise price (in CAD per share)	$ 14.56
Stock options exercisable (in shares) | shares	876
Weighted average exercise price (in CAD per share)	$ 14.36
$10.38 – $14.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	10.38
$10.38 – $14.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 14.99
$15.00 – $19.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	61
Weighted average remaining term (years)	29 days
Weighted average exercise price (in CAD per share)	$ 19.36
Stock options exercisable (in shares) | shares	61
Weighted average exercise price (in CAD per share)	$ 19.36
$15.00 – $19.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	15.00
$15.00 – $19.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 19.99
$20.00 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	1,105
Weighted average remaining term (years)	9 months 14 days
Weighted average exercise price (in CAD per share)	$ 20.42
Stock options exercisable (in shares) | shares	757
Weighted average exercise price (in CAD per share)	$ 20.30
$20.00 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.00
$20.00 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	481
Weighted average remaining term (years)	1 year 10 months 9 days
Weighted average exercise price (in CAD per share)	$ 27.12
Stock options exercisable (in shares) | shares	240
Weighted average exercise price (in CAD per share)	$ 27.12
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	4,668
Weighted average remaining term (years)	1 year 5 months 26 days
Weighted average exercise price (in CAD per share)	$ 32.47
Stock options exercisable (in shares) | shares	1,717
Weighted average exercise price (in CAD per share)	$ 32.41
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 – $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	11,278
Weighted average remaining term (years)	2 years 2 months 4 days
Weighted average exercise price (in CAD per share)	$ 39.25
Stock options exercisable (in shares) | shares	4,285
Weighted average exercise price (in CAD per share)	$ 39.01
$35.00 – $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 – $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	27,965
Weighted average remaining term (years)	4 years 29 days
Weighted average exercise price (in CAD per share)	$ 43.10
Stock options exercisable (in shares) | shares	2,606
Weighted average exercise price (in CAD per share)	$ 42.38
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	5,938
Weighted average remaining term (years)	3 years 9 months 3 days
Weighted average exercise price (in CAD per share)	$ 47.94
Stock options exercisable (in shares) | shares	1,396
Weighted average exercise price (in CAD per share)	$ 48.51
$45.00 - $49.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 – $52.98
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	303
Weighted average remaining term (years)	4 years 3 months 21 days
Weighted average exercise price (in CAD per share)	$ 52.98
Stock options exercisable (in shares) | shares	4
Weighted average exercise price (in CAD per share)	$ 52.98
$50.00 – $52.98 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	50.00
$50.00 – $52.98 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 52.98